NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	¥ 137,803	$ 21,624	¥ 228,753	¥ 575,196
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares | ¥				2,450
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ 137,803	$ 21,624	¥ 228,753	¥ 572,746
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - basic | shares	252,167,610	252,167,610	248,470,684	243,648,186
Net income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ 0.55	$ 0.09	¥ 0.92	¥ 2.35
Diluted net income per share calculation
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	¥ 137,803	$ 21,624	¥ 228,753	¥ 572,746
Add: adjustments to undistributed earnings to participating securities | ¥				117
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic | ¥	¥ 137,803		¥ 228,753	¥ 572,863
Denominator:
Ordinary share - basic | shares	252,167,610	252,167,610	248,470,684	243,648,186
Effect of potentially diluted stock options, restricted stocks and RSUs | shares	12,201,019	12,201,019	11,881,310	12,310,986
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - dilute | shares	264,368,629	264,368,629	260,351,994	255,959,172
Net income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ 0.52	$ 0.08	¥ 0.88	¥ 2.24
Restricted Shares
Basic net income per share calculation Numerator:
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares | ¥				¥ 2,450